Land Use Rights (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Land Use Rights [Abstract]
Amortization expense	$ 28,780	$ 73,726	$ 58,778